Schedule of borrowings (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Current:
- Bank overdraft	$ 7,682	$ 9,878	$ 47,726	$ 61,371
- Lease liabilities	1,570,074	2,018,958		2,059,748
- Bank borrowings	711,982	915,538
Borrowings Current	2,289,738	2,944,374		2,121,119
Non-current:
- Lease liabilities	3,132,055	4,027,510		2,956,727
- Bank borrowings	1,564,621	2,011,946
Borrowings Non-Current	4,696,676	6,039,456		2,956,727
Borrowings	$ 6,986,414	$ 8,983,830		$ 5,077,846